Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Summary of future minimum lease payments
2016	$ 64
2017	63
2018	57
2019	48
2020	41
Thereafter	362
Total minimum lease payments	635
Lease Financing Obligations
Summary of future minimum lease payments
2016	15
2017	16
2018	16
2019	16
2020	17
Thereafter	323
Total minimum lease payments	403
Operating Leases
Summary of future minimum lease payments
2016	49
2017	47
2018	41
2019	32
2020	24
Thereafter	39
Total minimum lease payments	$ 232